Annual Total Returns (Vanguard Total International Bond Index Fund - Institutional Shares Institutional) (Vanguard Total International Bond Index Fund, Vanguard Total International Bond Index Fund - Institutional Shares)
12 Months Ended
Oct. 31, 2014
Vanguard Total International Bond Index Fund | Vanguard Total International Bond Index Fund - Institutional Shares
Annual Total Return
2014	8.91%